Taxes - Schedule of Effective Tax Rates (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Effective Tax Rates [Abstract]
Income tax rate in the BVI, permanent tax holiday	0.00%	0.00%
Hong Kong statutory income tax rate	16.50%	16.50%
Effect of different tax rates available to different jurisdictions
Effect of non-taxable income		0.20%
Effect of non-deductible expense	(0.60%)
Effect of tax loss not recognized		3.20%
Effect of valuation allowance	(1.50%)
Effective tax rate	14.40%	19.90%